Segment information (Segment geographic) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written	$ 336,647	$ 358,974	$ 655,674	$ 1,011,991	$ 237,273	$ 356,760	$ 702,313	$ 1,104,760	$ 311,847	$ 390,215	$ 627,089	$ 837,289	$ 2,363,286		$ 2,401,106		$ 2,166,440
Percent of gross premiums written													100.00%		100.00%		100.00%
United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													635,968		662,416		551,641
Percent of gross premiums written													27.00%		27.70%		25.40%
Worldwide excluding United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													221,696	[1]	219,253		180,991	[1]
Percent of gross premiums written													9.40%	[1]	9.10%	[1]	8.40%	[1]
Australia and New Zealand
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													31,012		35,588		13,068
Percent of gross premiums written													1.30%		1.50%		0.60%
Europe
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													104,551		118,615		139,399
Percent of gross premiums written													4.40%		4.90%		6.40%
Latin America and Caribbean
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													146,376		154,053		175,958
Percent of gross premiums written													6.20%		6.40%		8.10%
Japan
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													47,426		48,700		37,016
Percent of gross premiums written													2.00%		2.00%		1.70%
Canada
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													13,865		14,456		12,243
Percent of gross premiums written													0.60%		0.60%		0.60%
Rest of world
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													114,479	[2]	116,989	[2]	159,884	[2]
Percent of gross premiums written													4.80%	[2]	4.90%	[2]	7.40%	[2]
Sub-total, non United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													679,405		707,654		718,559
Percent of gross premiums written													28.70%		29.40%		33.20%
Worldwide including United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													345,304	[1]	324,221	[1]	170,263	[1]
Percent of gross premiums written													14.60%	[1]	13.50%	[1]	7.90%	[1]
Other location non-specific
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													702,609	[3]	706,815	[3]	725,977	[3]
Percent of gross premiums written													29.70%	[3]	29.40%	[3]	33.50%	[3]
Operating Segments | Validus Re
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													1,136,910		1,242,522		1,131,959
Operating Segments | Validus Re | United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													442,314		524,776		463,384
Operating Segments | Validus Re | Worldwide excluding United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													76,129	[1]	63,643	[1]	24,119	[1]
Operating Segments | Validus Re | Australia and New Zealand
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													20,257		22,275		0
Operating Segments | Validus Re | Europe
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													58,236		65,861		87,805
Operating Segments | Validus Re | Latin America and Caribbean
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													54,053		50,522		80,432
Operating Segments | Validus Re | Japan
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													43,310		42,729		30,386
Operating Segments | Validus Re | Canada
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													3,670		3,688		0
Operating Segments | Validus Re | Rest of world
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													21,467	[2]	24,337	[2]	68,754	[2]
Operating Segments | Validus Re | Sub-total, non United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													277,122		273,055		291,496
Operating Segments | Validus Re | Worldwide including United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													179,564	[1]	177,539	[1]	102,080	[1]
Operating Segments | Validus Re | Other location non-specific
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													237,910	[3]	267,152	[3]	274,999	[3]
Operating Segments | AlphaCat
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													135,181		147,009		21,603
Operating Segments | AlphaCat | United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													30,987		50,848		12,638
Operating Segments | AlphaCat | Worldwide excluding United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													7,331	[1]	14,801	[1]	279	[1]
Operating Segments | AlphaCat | Australia and New Zealand
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													1,019		2,216		217
Operating Segments | AlphaCat | Europe
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													3,005		2,533		1,332
Operating Segments | AlphaCat | Latin America and Caribbean
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0		0		0
Operating Segments | AlphaCat | Japan
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													608		653		0
Operating Segments | AlphaCat | Canada
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													215		818		0
Operating Segments | AlphaCat | Rest of world
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0	[2]	0	[2]	0	[2]
Operating Segments | AlphaCat | Sub-total, non United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													12,178		21,021		1,828
Operating Segments | AlphaCat | Worldwide including United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													92,016	[1]	75,140	[1]	7,137	[1]
Operating Segments | AlphaCat | Other location non-specific
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0	[3]	0	[3]	0	[3]
Operating Segments | Talbot
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													1,101,770		1,091,890		1,078,636
Operating Segments | Talbot | United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													108,458		93,357		77,561
Operating Segments | Talbot | Worldwide excluding United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													139,570	[1]	142,294	[1]	156,593	[1]
Operating Segments | Talbot | Australia and New Zealand
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													9,736		11,097		12,851
Operating Segments | Talbot | Europe
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													45,615		51,667		50,262
Operating Segments | Talbot | Latin America and Caribbean
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													116,281		155,798		149,091
Operating Segments | Talbot | Japan
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													4,116		5,971		6,630
Operating Segments | Talbot | Canada
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													10,194		10,768		12,243
Operating Segments | Talbot | Rest of world
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													93,012	[2]	92,652	[2]	91,130	[2]
Operating Segments | Talbot | Sub-total, non United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													418,524		470,247		478,800
Operating Segments | Talbot | Worldwide including United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													96,187	[1]	80,538	[1]	65,084	[1]
Operating Segments | Talbot | Other location non-specific
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													478,601	[3]	447,748	[3]	457,191	[3]
Operating Segments | Western World
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													65,235	[4]
Operating Segments | Western World | United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													65,235
Operating Segments | Western World | Worldwide excluding United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0	[1]
Operating Segments | Western World | Australia and New Zealand
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0
Operating Segments | Western World | Europe
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0
Operating Segments | Western World | Latin America and Caribbean
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0
Operating Segments | Western World | Japan
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0
Operating Segments | Western World | Canada
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0
Operating Segments | Western World | Rest of world
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0	[2]
Operating Segments | Western World | Sub-total, non United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0
Operating Segments | Western World | Worldwide including United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0	[1]
Operating Segments | Western World | Other location non-specific
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0	[3]
Corporate & Eliminations
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(75,810)		(80,315)		(65,758)
Corporate & Eliminations | United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(11,026)		(6,565)		(1,942)
Corporate & Eliminations | Worldwide excluding United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(1,334)	[1]	(1,485)	[1]	0	[1]
Corporate & Eliminations | Australia and New Zealand
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0		0		0
Corporate & Eliminations | Europe
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(2,305)		(1,446)		0
Corporate & Eliminations | Latin America and Caribbean
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(23,958)		(52,267)		(53,565)
Corporate & Eliminations | Japan
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(608)		(653)		0
Corporate & Eliminations | Canada
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(214)		(818)		0
Corporate & Eliminations | Rest of world
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													0	[2]	0	[2]	0	[2]
Corporate & Eliminations | Sub-total, non United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(28,419)		(56,669)		(53,565)
Corporate & Eliminations | Worldwide including United States
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													(22,463)	[1]	(8,996)	[1]	(4,038)	[1]
Corporate & Eliminations | Other location non-specific
Gross premiums written allocated to the territory of coverage exposure
Gross premiums written													$ (13,902)	[3]	$ (8,085)	[3]	$ (6,213)	[3]

[1]	Represents risks in two or more geographic zones
[2]	Represents risks in one geographic zone
[3]	The Other locations non-specific category refers to business for which an analysis of exposure by geographic zone is not applicable, such as marine and aerospace risks, since these exposures can span multiple geographic areas and, in some instances, are not fixed locations
[4]	The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.